Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Recurring:
Cash and cash equivalents	$ 179,462	$ 179,934	$ 158,644	$ 166,483
Derivative instruments (note 9)
Fair Value /Carrying Amount of Assets (Liability)	(313,733)
Fair value/ Carrying Amount of Assets (Liability)	(201)
Other:
Long-term debt	(1,995,441)	(2,029,076)
Level 1 [Member] | Carrying Amount [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	179,462	179,934
Level 1 [Member] | Fair Value [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents	179,462	179,934
Level 3 [Member] | Carrying Amount [Member] | Recurring [Member]
Recurring:
Contingent consideration	(10,690)	(10,894)
Level 3 [Member] | Fair Value [Member] | Recurring [Member]
Recurring:
Contingent consideration	(10,690)	(10,894)
Level 2 [Member] | Carrying Amount [Member]
Other:
Long-term debt	(1,995,441)	(2,029,076)
Level 2 [Member] | Carrying Amount [Member] | Recurring [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 9)
Fair Value /Carrying Amount of Assets (Liability)	(313,733)	(297,979)
Level 2 [Member] | Carrying Amount [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 9)
Fair value/ Carrying Amount of Assets (Liability)	(201)	2,677
Level 2 [Member] | Carrying Amount [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments (note 9)
Fair Value /Carrying Amount of Assets (Liability)	(534)	(1,078)
Level 2 [Member] | Carrying Amount [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	6,930	19,000
Vessels and equipment		42,848
Level 2 [Member] | Fair Value [Member]
Other:
Long-term debt	(1,873,427)	(1,901,079)
Level 2 [Member] | Fair Value [Member] | Recurring [Member] | Interest rate swap agreements [Member]
Derivative instruments (note 9)
Fair Value /Carrying Amount of Assets (Liability)	(313,733)	(297,979)
Level 2 [Member] | Fair Value [Member] | Recurring [Member] | Cross currency swap agreement [Member]
Derivative instruments (note 9)
Fair value/ Carrying Amount of Assets (Liability)	(201)	2,677
Level 2 [Member] | Fair Value [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments (note 9)
Fair Value /Carrying Amount of Assets (Liability)	(534)	(1,078)
Level 2 [Member] | Fair Value [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	6,930	19,000
Vessels and equipment		$ 42,848